Business Combinations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS
14	BUSINESS COMBINATIONS
On October 1, 2021, the Bank exercised a call option to reach 24.99% of the equity interest in Fintech SGR, being this a structured entity in which the Bank has control (see also notes 1 and 3 item “consolidation basis”).
Assets acquired and liabilities assumed
The fair value of the identifiable assets and liabilities of Fintech SGR and the risk fund (“Fondo de Riesgo”), as of the date of acquisition, were as follows (figures stated in terms of purchasing power at the acquisition date):

Composition	Fair value recognized on acquisition
	SGR	Risk fund
Assets	115,632	1,673,303
Cash and deposits in Banks	487	180,729
Debt Securities at fair value through profit or loss		1,211,953
Other financial assets	77,082	279,840
Property, plant and equipment	1,108
Deferred tax assets	7,724
Other non-financial assets	29,231	781
Liabilities	97,776	1,673,303
Other financial liabilities		1,658,508
Other non-financial liabilities	97,776	14,795
Net assets acquired at fair value	17,856
The goodwill generated by the acquisition of Fintech SGR arising from the acquisition date amounted to 44,460.
The total consideration transferred amounted to 33,488 (not restated) and it was performed through an irrevocable capital contribution made by the Bank in order to increase the capital stock of Fintech SGR, which was approved by the Fintech SGR’s Ordinary and Special Shareholders’ Meeting involving class “A” and class “B”, held on October 18, 2021.